Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
Notes payable and lines of credit as of December 31, 2015 and 2014 consisted of the following (in thousands):

	December 31, 2015	December 31, 2014
6.25% Senior notes due October 2021	$400,000	$400,000
Unamortized debt premium	2,395	2,801
Debt issuance cost	(6,425)	(7,526)
Senior secured revolving credit facility	—	25,000
Other debt	299	1,049
Total debt	396,269	421,324
Less: current maturities	(253)	(840)
Long-term debt	$396,016	$420,484

Schedule of Maturities of Long-term Debt
Future principal payments under long-term debt for each of the years ending December 31 are as follows (in thousands):

2016	$253
2017	46
2018	—
2019	—
2020	—
Thereafter	400,000
Total future payment	$400,299
Add: Unamortized debt premium	2,395
Less: Debt issuance cost	(6,425)
Total debt	$396,269